Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables to associated companies and joint ventures	kr 434	kr 179
Trade payables, excluding associated companies and joint ventures	27,334	38,258
Total	kr 27,768	kr 38,437